Inventories (Details) - Schedule of inventories - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories Abstract
Raw materials	$ 171,463	$ 51,292	$ 48,524
Finished goods	1,807,721	82,621	111,547
Less: Provision for impairment			(12,800)
Total, net	$ 1,979,184	$ 133,913	$ 147,271